Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	23,535,740	18,091,792	6,666,667
Common stock, shares outstanding	23,535,740	18,091,792	6,666,667